Share-based compensation (Tables)	3 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangements [Abstract]
Schedule of Expense Associated With Each Component
Share-based compensation expense associated with each component is as follows for the three months ended March 31:

	Three months ended March 31,
	2025	2024
	$	$
Stock options	235	767
DSUs	237	268
RSUs	293	871
ESPP	24	26
	789	1,932

The following table presents share-based compensation expense by function for the three months ended March 31:

	Three months ended March 31,
	2025	2024
	$	$
Cost of revenue	14	93
General and administrative	499	1,125
Sales and marketing	81	455
Research and development	195	259
	789	1,932

Schedule of Changes in Stock Options
The changes in the number of stock options during the three months ended March 31, 2025 and 2024 were as follows:

	2025		2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	827,642	34.11	825,091	28.37
Options granted	264,402	44.76	91,361	73.54
Options forfeited	(67,940)	53.85	(12,630)	49.78
Options exercised	(6,051)	48.22	(13,680)	26.66
Options expired	(146)	86.38	—	—

Options outstanding – March 31	1,017,907	35.47	890,142	32.73
Options exercisable – March 31	520,851	21.40	516,355	17.76

Schedule of Number and Weighted Average Remaining Contractual Life of Stock Options Outstanding and Exercisable
The weighted average fair value of share options granted during the three months ended March 31, 2025 and 2024 was estimated at the date of grant using the Black-Scholes option pricing model using the following inputs:

	2025	2024
	C$	C$
Weighted average stock price valuation	$44.76	$73.54
Weighted average exercise price	$44.76	$73.54
Risk-free interest rate	2.60%	3.58%
Expected life in years	4.5	4.5
Expected dividend yield	—%	—%
Volatility	52%	57%
Weighted average fair value of options issued	$20.24	$36.70
The following table is a summary of the Company’s stock options outstanding as at March 31, 2025:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	234,120	1.48	0.0001 - 1.09	234,120
8.86 - 11.06	21,242	5.22	8.86 - 11.06	21,242
15.79 - 16.00	93,947	4.23	15.79 - 16.00	93,947
26.43 - 60.00	585,873	4.60	26.43 - 60.00	146,132
60.01 - 95.12	82,725	4.20	60.01 - 95.12	25,410
	1,017,907	3.83		520,851
The following table is a summary of the Company’s stock options outstanding as at March 31, 2024:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	235,320	2.48	0.0001 - 1.09	235,320
8.86 - 11.06	23,985	6.74	8.86 - 11.06	21,242
15.79 - 16.00	170,877	5.52	15.79 - 16.00	131,309
26.43 - 60.00	333,580	5.62	26.43 - 60.00	113,748
60.01 - 95.12	126,380	5.36	60.01 -95.12	14,736
	890,142	4.76		516,355

Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Prices
The following table is a summary of the Company’s stock options outstanding as at March 31, 2025:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	234,120	1.48	0.0001 - 1.09	234,120
8.86 - 11.06	21,242	5.22	8.86 - 11.06	21,242
15.79 - 16.00	93,947	4.23	15.79 - 16.00	93,947
26.43 - 60.00	585,873	4.60	26.43 - 60.00	146,132
60.01 - 95.12	82,725	4.20	60.01 - 95.12	25,410
	1,017,907	3.83		520,851
The following table is a summary of the Company’s stock options outstanding as at March 31, 2024:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	235,320	2.48	0.0001 - 1.09	235,320
8.86 - 11.06	23,985	6.74	8.86 - 11.06	21,242
15.79 - 16.00	170,877	5.52	15.79 - 16.00	131,309
26.43 - 60.00	333,580	5.62	26.43 - 60.00	113,748
60.01 - 95.12	126,380	5.36	60.01 -95.12	14,736
	890,142	4.76		516,355

Schedule of Number of DSUs and RSUs Granted
DSUs

The following table presents information on the Company’s DSUs for the years presented:

#
DSUs – December 31, 2024	142,595
Granted (at C$65.52 - C$65.52 per unit)	700
DSUs - March 31, 2025	143,295

RSUs

The following table presents information on the Company’s RSUs for the years presented:

#
RSUs – December 31, 2024	171,644
Granted (at C$43.87 - C$45.13 per unit)	119,528
Released (at C$40.30 - $86.38 per unit)	(16,994)
Forfeited (at C$40.94 - $50.39 per unit)	(33,213)
RSUs - March 31, 2025	240,965